Consolidated statements of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income
Profit / (loss) for the year	R$ (55,068)	R$ 30,686	R$ 30,370
Items that are or may be reclassified subsequently to the income statement:
Net change in fair value - financial assets at FVOCI	(454,552)	52,718	(3,930)
Related tax	207,167	(26,031)	1,828
Other comprehensive income of the year, net of income tax and social contribution	(247,385)	26,687	(2,102)
Total comprehensive income for the year	(302,454)	57,372	28,268
Allocation of comprehensive income
To owners of the company	(245,494)	44,598	25,581
To non-controlling interest	R$ (56,960)	R$ 12,775	R$ 2,687